Bank Borrowings and Bank Overdraft (Tables)	9 Months Ended
Sep. 30, 2025
Bank Borrowings and Bank Overdraft [Abstract]
Schedule of Bank Borrowings and Bank Overdraft
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Current
Bank overdraft	104,587	526,066	124,968
Bank borrowings	736,481	778,869	185,022
	841,068	1,304,935	309,990
Non-current
Bank borrowings	2,526,234	1,942,299	461,398
	3,367,302	3,247,234	771,388

Schedule of Maturities of Bank Borrowing
Maturities of Bank Borrowing
Year ending December 31, 2025	736,481	-	-
Year ending December 31, 2026	782,996	-	-
Year ending December 31, 2027	795,079	-	-
Year ending December 31, 2028	495,036	-	-
Year ending December 31, 2029	184,632	-	-
After December 31, 2029	268,491	-	-
	3,262,715	-	-
Maturities of Bank Borrowing
Period ending September 30, 2026	-	778,869	185,022
Period ending September 30, 2027	-	784,937	186,463
Period ending September 30, 2028	-	620,634	147,433
Period ending September 30, 2029	-	222,305	52,809
Period ending September 30, 2030	-	188,873	44,868
After September 30, 2030	-	125,550	29,825
	-	2,721,168	646,420

Schedule of Borrowings
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Fair value of non-current borrowing	2,123,289	1,531,119	363,721
Undrawn borrowing facility	2,145,413	1,723,934	409,524
Weighted average interest rate	5.35%	8.13%	8.13%

Schedule of Reconciliation of Liabilities Arising From Financing Activities

Reconciliation of liabilities arising from financing activities

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Bank borrowing
As at beginning of the year/period	2,909,469	3,262,715	775,066
Proceeds from borrowing	1,000,000	-	-
Scheduled repayment	(908,930)	(732,263)	(173,951)
Non-cash changes Finance cost	262,176	190,716	45,305
As at end of the year/period	3,262,715	2,721,168	646,420

Lease liability
As at beginning of the year/period	209,571	162,577	38,620
Scheduled repayment	(57,084)	(172,246)	(40,918)
Non-cash changes
Addition during the year	-	1,475,012	350,393
Modification	-	(820)	(195)
Imputed interest	10,090	10,781	2,561
Termination	-	(37,339)	(8,869)
As at end of the year/period	162,577	1,437,965	341,592

Amount due to director
As at beginning of the year/period	(137,181)	-	-
Repayment	(137,181)	-	-
Non-Cash changes
Deferred consideration	-	-	-
As at end of the year/period	-	-	-